TAXES - Reconciliation (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax rate	(8.20%)	(8.30%)	(8.50%)
Effect of adjustment of prior year overpaid income tax	(5.80%)	(4.80%)	(6.50%)
Effect of non-deductible expense	0.10%	0.10%	0.50%
Effect of credit loss	0.10%	0.70%	(0.40%)
Stock-based compensation	11.80%	0.00%	0.00%
Research and development tax credit	(1.30%)	(1.10%)	(0.90%)
Non-PRC entities not subject to PRC tax	3.60%	3.70%	1.20%
Unrecognized operating loss carryforwards	1.90%	(0.90%)	0.60%
Effective income tax rate	27.20%	14.40%	10.50%